Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 004 & 003
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

4. Fair Value Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures, provides the framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2 Inputs to the valuation methodology include:

•
Quoted prices for similar assets or liabilities in active markets;
•
Quoted prices for identical or similar assets or liabilities in inactive markets;
•
Inputs other than quoted prices that are observable for the asset or liability;
•
Inputs that are derived principally from or corroborated by observable market data correlation or other means.

Level 3 Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in methodologies used at December 31, 2025 and 2024.

Equity Securities

Valued at the closing price reported on the active market on which the individual securities are traded.

Registered Investment Companies

Valued at the daily closing price as reported by the fund. Registered investment companies held by the Plans are open-end mutual funds that are registered with the Securities and Exchange Commission. The mutual funds held by the Plans are deemed to be actively traded.

Commingled Trusts

Valued at the NAV of shares held by the Plans at year end. The NAV is used as a practical expedient to estimate fair value. These funds are not publicly listed.

There are no unfunded commitments with respect to commingled trusts. Participants can transact daily with these funds, however, significant withdrawals may be subject to redemption restrictions, at the trustee’s discretion, to the extent that it is determined such actions would disrupt management of the fund.

Self-directed Brokerage Accounts

Accounts primarily consist of shares of registered investment companies and common stock that are valued based on readily determinable market prices.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table sets forth by level, within the fair value hierarchy, the Plans’ assets at fair value as of December 31, 2025:

	Level 1	Level 2	Assets Measured at Net Asset Value(a)	Total
Fair value measurements at end of year
Assets in Savings Plans Master Trust for Alcoa USA Corporation
Alcoa Corporation common stock	$13,680,084	$—	$—	$13,680,084
Registered Investment Companies	460,305,683	—	—	460,305,683
Commingled trusts	—	—	150,762,690	150,762,690
Self-directed brokerage accounts	24,566,594	10,018	—	24,576,612
Total fair value of assets in Savings Plans Master Trust for Alcoa USA Corporation	$498,552,361	$10,018	$150,762,690	$649,325,069

(a)
In accordance with Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Individual Plan Net Assets Available for Benefits.

The following table sets forth by level, within the fair value hierarchy, the Plans’ assets at fair value as of December 31, 2024:

	Level 1	Level 2	Assets Measured at Net Asset Value(a)	Total
Fair value measurements at end of year
Assets in Savings Plans Master Trust for Alcoa USA Corporation
Alcoa Corporation common stock	$11,030,739	$—	$—	$11,030,739
Registered Investment Companies	406,364,768	—	—	406,364,768
Commingled trusts	—	—	164,780,898	164,780,898
Self-directed brokerage accounts	22,626,079	9,998	—	22,636,077
Total fair value of assets in Savings Plans Master Trust for Alcoa USA Corporation	$440,021,586	$9,998	$164,780,898	$604,812,482

(a)
In accordance with Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Individual Plan Net Assets Available for Benefits.